NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative) - USD ($)			1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 04, 2022	Aug. 17, 2022	Aug. 31, 2022	Apr. 25, 2022	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 15, 2021	Nov. 22, 2021	May 19, 2021	May 18, 2021	Apr. 15, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss available for common stockholders										$ (11,769)	$ 145,189
Accumulated deficit						$ 4,822,763	$ 11,769	$ 4,822,763	$ 11,769	11,769	4,822,763
Working capital deficit						301,331		301,331			301,331
Net loss from operation										$ 11,769	1,196,341
Working capital deficit						(301,331)		(301,331)			(301,331)
Naturalshrimp Incorporated [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss available for common stockholders						(14,889,213)	33,366,545	13,001,961	45,389,246			$ 96,352,755	$ 5,920,870
Accumulated deficit						163,037,985		163,037,985			163,037,985	150,036,023	53,683,268
Working capital deficit						(8,191,000)		(8,191,000)			(8,191,000)	17,017,000
Proceeds from sale of stock								1,380,000				17,277,000
Proceeds from convertible debenture												13,905,000
Escrow account												1,500,000
Net loss from operation						3,056,535	$ 2,515,554	8,609,365	7,537,616			54,441,210	3,301,254
Working capital deficit						8,191,000		8,191,000			$ 8,191,000	(17,017,000)
Proceeds from convertible debentures								1,500,000
Proceeds from convertible stock			$ 1,465,000						$ 8,905,000			8,905,000	$ 600,000
Warrant to purchase shares															3,739,000			10,000,000
Sale of stock consideration received on transaction						$ 1,380,000
Sale of stock consideration						17,175,675
Naturalshrimp Incorporated [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible stock				$ 1,500,000
Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from preferred stock												$ 1,348,000
Warrant to purchase shares														3,000,000	270,000
Naturalshrimp Incorporated [Member] | F And T Water Solutions L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage												100.00%					49.00%
Naturalshrimp Incorporated [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																	51.00%
Naturalshrimp Incorporated [Member] | Natural Aquatic Systems Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																100.00%
Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity, ownership percentage												51.00%
Issued and outstanding shares of common, percentage												49.00%
Escrow account		$ 3,900,000
Issuance of debt		$ 1,100,000
Warrant to purchase shares																		10,000,000
Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member] | Series E Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares															3,739,000
Securities Purchase Agreement [Member] | Naturalshrimp Incorporated [Member] | F And T Water Solutions L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage																51.00%
Loan Agreement [Member] | Naturalshrimp Incorporated [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Issuance of debt			$ 250,000
GHS Purchase Agreement [Member] | Naturalshrimp Incorporated [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant to purchase shares	64,000,000
Purchase price for warrants	$ 5,000,000
Sale of stock consideration						17,175,675
GHS Purchase Agreement [Member] | Naturalshrimp Incorporated [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of stock consideration received on transaction					$ 878,365
Sale of stock consideration					14,880,460